Debt and Other Long-Term Liabilities (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended		3 Months Ended
	Dec. 31, 2014 Quantity	Dec. 31, 2013	Dec. 31, 2012	Mar. 12, 2013	Jun. 09, 2014	Dec. 31, 2014	Sep. 30, 2009
Debt Instrument [Line Items]
Cash interest expense	$ 41,562,000	$ 25,289,000	$ 12,833,000
Proceeds from issuance of senior unsecured notes	295,500,000	343,769,000	0
Loss on extinguishment of debt	2,018,000	6,013,000	953,000
Debt outstanding	956,250,000	745,523,000				956,250,000
Number of notes retired	51,148
Conversion of debt, cash	51,149,000	172,211,000	20,575,000
Senior Notes | Original Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt				350,000,000
Interest rate, per year				6.00%
Proceeds from issuance of senior unsecured notes				343,800,000
Senior Notes | Senior Unsecured Notes due 2021
Debt Instrument [Line Items]
Interest rate, per year					5.875%
Proceeds from issuance of senior unsecured notes					294,000,000
Percentage of principal amount of notes required to be offered to purchase the Notes upon a change in control	101.00%					101.00%
Percentage of principal amount of notes required to be offered to purchase the Notes if certain asset sales are made	100.00%					100.00%
Minimum percentage of aggregate principal amount of Notes required to declare the principal amount plus accrued and unpaid interest on the Notes to be immediately due and payable in event of default	25.00%					25.00%
Additional interest payable, per annum, following a registration default, percentage	0.25%					0.25%
Maximum additional interest payable, per annum, following a registration default, percentage	1.00%					1.00%
Debt outstanding	300,000,000					300,000,000
Credit Facility | Federal Funds Effective Swap Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate						0.50%
Stated interest rate, minimum						0.25%
Stated interest rate, maximum						1.00%
Credit Facility | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate						1.00%
Stated interest rate, minimum						1.25%
Stated interest rate, maximum						2.00%
Convertible Notes
Debt Instrument [Line Items]
Interest rate, per year	4.00%					4.00%	4.00%
Loss on extinguishment of debt	300,000
Debt outstanding		51,148,000
Conversion of debt, cash	51,100,000
Period, June 15, 2017 To June 14, 2018 [Member] | Senior Notes | Senior Unsecured Notes due 2021
Debt Instrument [Line Items]
Redemption rate	104.406%					104.406%
Period, June 9, 2014 To June 14, 2017 [Member] | Senior Notes | Senior Unsecured Notes due 2021
Debt Instrument [Line Items]
Maximum aggregate principal amount of notes redeemable	35.00%					35.00%
Minimum aggregate principal amount of Notes outstanding after redemption	65.00%					65.00%
Period, June 15, 2018 To June 14, 2019 [Member] | Senior Notes | Senior Unsecured Notes due 2021
Debt Instrument [Line Items]
Redemption rate	102.938%					102.938%
Period, June 15, 2019 To June 14, 2020 [Member] | Senior Notes | Senior Unsecured Notes due 2021
Debt Instrument [Line Items]
Redemption rate	101.469%					101.469%
Period, June 15, 2020 To June 15, 2021 [Member] | Senior Notes | Senior Unsecured Notes due 2021
Debt Instrument [Line Items]
Redemption rate	100.00%					100.00%
Revolving Line of Credit | Credit Facility
Debt Instrument [Line Items]
Loss on extinguishment of debt						1,700,000
Line of credit facility, maximum borrowing capacity	600,000,000.0					600,000,000.0
Sublimit for issuance of letters of credit	75,000,000.0					75,000,000.0
Sublimit for swingline loans	50,000,000.0					50,000,000.0
Sublimit for loans in certain foreign countries	75,000,000.0					75,000,000.0
Line of credit facility, option to increase borrowing capacity	200,000,000.0					200,000,000.0
Debt outstanding	160,000,000	0				160,000,000
Term Loans
Debt Instrument [Line Items]
Interest rate on amounts outstanding under the credit facility	1.92%					1.92%
Term Loans | Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	150,000,000.0					150,000,000.0
Debt outstanding	$ 146,250,000	$ 344,375,000				146,250,000
Common Stock [Member]
Debt Instrument [Line Items]
Conversion of debt, issuance of common stock (shares)	431,760	272,336
Scenario One [Member] | Period, June 9, 2014 To June 14, 2017 [Member] | Senior Notes | Senior Unsecured Notes due 2021
Debt Instrument [Line Items]
Redemption rate	100.00%					100.00%
Scenario Two [Member] | Period, June 9, 2014 To June 14, 2017 [Member] | Senior Notes | Senior Unsecured Notes due 2021
Debt Instrument [Line Items]
Redemption rate	105.875%					105.875%